Accounts Payable and Accrued Expenses	12 Months Ended
Sep. 01, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

As of	2016	2015
Accounts payable	$1,186	$1,020
Property, plant, and equipment payables	1,649	577
Salaries, wages, and benefits	289	321
Related party payables	273	338
Customer advances	132	15
Income and other taxes	41	85
Other	309	255
	$3,879	$2,611

As of September 1, 2016 and September 3, 2015, related party payables included $266 million and $327 million, respectively, due to Inotera primarily for the purchase of DRAM products. As of September 1, 2016 and September 3, 2015, related party payables also included $7 million and $11 million, respectively, due to Tera Probe for probe services performed. (See "Equity Method Investments" note.)

As of September 1, 2016, customer advances included $108 million, and other noncurrent liabilities also included $107 million, for amounts received from Intel in 2016 under a Trade Non-Volatile Memory supply agreement.